Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhn@nyse.com

CERTNYS

NYSE Group

07053245

1-06461

RECD S.E.C.
MAY 0 7 2007
1088

May 7, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
MAY 0 8 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GENERAL ELECTRIC CAPITAL CORPORATION, 6.00% Notes due April 24, 2047 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 7, 2007. Tentative listing date – Not yet determined.

Sincerely,

END